Intangible assets and goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill beginning of the period	$ 228,377	$ 79,836
Business acquisitions	752,418	148,541
Divestiture of operating entity (note 23(a))	(26,513)
Goodwill end of the period	$ 954,282	$ 228,377